STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)						2 Months Ended	12 Months Ended
	Apr. 16, 2021	Apr. 09, 2021	Apr. 07, 2021	Mar. 31, 2021	Jan. 11, 2021	Sep. 02, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares, outstanding							82,927,311	27,505,196
Common stock, shares authorized							681,000,000	681,000,000
Common stock, par or stated value per share							$ 0.01	$ 0.01
Treasury stock purchased							13,414,814	13,287,314
Number of shares issued, value							$ 8,558,339
Payments for repurchase of common stock							40,000	$ 450,000
Payments for repurchase of preferred stock and preference stock							10,000
Legal settlements paid						$ 25,000
Settlement payments							$ 100,000
Sale of stock, number of shares issued in transaction	3,594,444	8,683,336	7,513,893	35,757,942			55,549,615
Net issuance cost							$ 8,558,339
Common stock, shares, issued							96,342,125	40,792,510
Number of stock options granted								620,000
Number of options cancelled during the period								920,000
Number of stock option shares outstanding							8,000,000	800,000	1,100,000
Unamortized amount of stock compensation								$ 383,453
Preferred stock, shares outstanding							0	1,000,000
Preferred and treasury shares acquired							$ 50,000
Warrants granted							63,882,054
Paulson Investment Company LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock related to compensation expenses, value								4,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, value							$ 555,496
Number of shares issued							55,549,615
Sale of stock, number of shares issued in transaction								55,549,615
Sale of stock, price per share							$ 0.18
Gross proceeds from issuance of equity							$ 9,998,931
Preferred and treasury shares acquired
Preferred and treasury shares acquired, shares
Treasury Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, value
Preferred and treasury shares acquired							40,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, value
Number of shares issued
Preferred and treasury shares acquired							$ 10,000
Preferred and treasury shares acquired, shares							1,000,000
James LaGanke [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Treasury stock purchased							127,500
Number of shares issued, value							$ 50,000
Number of shares issued							127,500
First Fire [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Treasury stock purchased							149,557
Number of shares issued, value								$ 150,000
Number of shares issued								149,557
De La Garza [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock received								13,137,757
Legal settlements paid								$ 300,000
De La Garza [Member] | Settlement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal settlements paid							$ 400,000
De La Garza [Member] | Cash [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal settlements paid								400,000
Board of Directors and Officers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture								$ 86,297,311
Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted								620,000
Number of options cancelled during the period								920,000
LeGanke [Member] | Settlement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					127,500